Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Mar. 31, 2024 CAD ($)
Current
Cash	$ 266.9	$ 97.9
Restricted cash	0.1	3.9
Taxes receivable	84.3	20.0
Accounts receivable, net	227.6	246.7
Inventories	879.2	807.8
Prepaid expenses and deposits	42.8	80.5
Other assets	5.5	5.7
Total current assets	1,506.4	1,262.5
Non-current
Property, plant and equipment, net	1,662.7	1,405.2
Intangible assets, net	0.5	0.7
Other assets	16.6	7.6
Total non-current assets	1,679.8	1,413.5
Total assets	3,186.2	2,676.0
Current
Bank indebtedness	0.4	0.3
Accounts payable and accrued liabilities	319.1	286.8
Taxes payable and accrued taxes	41.6	30.1
Current portion of other long-term liabilities	3.2	1.4
Current portion of governmental loans	25.0	16.2
Current portion of environmental liabilities	4.2	3.1
Warrant liability	52.2	44.9
Earnout liability	10.1	13.8
Share-based payment compensation liability	34.5	31.9
Total current liabilities	490.3	428.5
Non-current
Senior secured lien notes	498.4	0.0
Long-term governmental loans	133.6	127.4
Accrued pension liability	178.3	238.0
Accrued other post-employment benefit obligation	206.2	229.5
Other long-term liabilities	26.7	17.0
Environmental liabilities	33.3	35.2
Deferred income tax liabilities	110.9	98.0
Total non-current liabilities	1,187.4	745.1
Total liabilities	1,677.7	1,173.6
Shareholders' equity
Capital stock	974.8	963.9
Accumulated other comprehensive income	439.6	267.1
Retained earnings	102.0	288.4
Contributed deficit	(7.9)	(17.0)
Total shareholders' equity	1,508.5	1,502.4
Total liabilities and shareholders' equity	$ 3,186.2	$ 2,676.0